Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Short-term Debt [Line Items]
Other short-term borrowings	¥ 16,056,193	¥ 6,732,118
Less unamortized discount	711	1,045
Other short-term borrowings—net	¥ 16,055,482	¥ 6,731,073
Weighted average interest rate on outstanding balance at end of fiscal year	0.67%	1.97%
Domestic [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 11,323,055	¥ 1,624,286
Domestic [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,160,758	1,033,568
Domestic [Member] | Borrowings from Bank of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	9,800,800	241,070
Domestic [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	191,453	227,482
Domestic [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	170,044	122,166
Foreign [Member]
Short-term Debt [Line Items]
Other short-term borrowings	4,733,138	5,107,832
Other short-term borrowings—net	4,733,138	5,107,832
Foreign [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	3,836,459	3,929,636
Foreign [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	631,502	967,901
Foreign [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	24,009	68,492
Foreign [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 241,168	¥ 141,803